Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 € / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 € / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 € / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 2.44	€ 2.09	$ 2.68	€ 2.29	$ 1.18	€ 1.03	$ 5.11	$ 2.88
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 2.41	€ 2.08	$ 2.64	€ 2.26	$ 1.17	€ 1.01	$ 5.06	$ 2.85